Related Party Transactions (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Other payables - related party total		$ 196,300
Ru Peng Limited [Member]
Relationship	Shareholders of Puhui Cayman
Other payables - related party total		$ 196,300